iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.3%
Axon Enterprise, Inc.
(a)
..................... 3,982 $ 1,121,610
Howmet Aerospace, Inc. .................... 21,550 1,824,207
2,945,817
a
Air Freight & Logistics  — 0.2%
CH Robinson Worldwide, Inc. ................ 6,414 553,977
Expeditors International of Washington, Inc. ....... 8,008 968,167
1,522,144
a
Automobile Components  — 0.1%
Aptiv PLC
(a)
............................. 15,147 1,261,139
a
Banks  — 1.4%
Huntington Bancshares, Inc. ................. 80,869 1,125,696
KeyCorp ............................... 51,493 739,954
M&T Bank Corp. ......................... 9,266 1,404,726
PNC Financial Services Group, Inc. (The) ........ 22,100 3,478,319
Regions Financial Corp. .................... 51,042 987,663
Truist Financial Corp. ...................... 74,135 2,798,596
U.S. Bancorp ........................... 86,563 3,510,130
14,045,084
a
Beverages  — 0.2%
Keurig Dr Pepper, Inc. ..................... 60,128 2,059,384
a
Biotechnology  — 3.0%
Alnylam Pharmaceuticals, Inc.
(a)
............... 7,033 1,043,908
Amgen, Inc. ............................ 29,770 9,105,154
Biogen, Inc.
(a)
........................... 8,075 1,816,391
BioMarin Pharmaceutical, Inc.
(a)
............... 10,542 791,388
Exact Sciences Corp.
(a)
..................... 9,951 452,273
Incyte Corp.
(a)
........................... 10,657 615,868
Moderna, Inc.
(a)
.......................... 18,078 2,577,019
Neurocrine Biosciences, Inc.
(a)
................ 5,528 748,546
Regeneron Pharmaceuticals, Inc.
(a)
............. 5,996 5,877,039
United Therapeutics Corp.
(a)
.................. 2,483 683,148
Vertex Pharmaceuticals, Inc.
(a)
................ 14,349 6,533,674
30,244,408
a
Broadline Retail  — 0.6%
eBay, Inc. .............................. 28,774 1,560,126
Etsy, Inc.
(a)
............................. 6,637 421,251
MercadoLibre, Inc.
(a)
....................... 2,535 4,374,345
6,355,722
a
Building Products  — 1.0%
A O Smith Corp. ......................... 6,760 565,406
Allegion PLC ............................ 4,839 589,487
Builders FirstSource, Inc.
(a)
.................. 6,787 1,091,282
Carlisle Companies, Inc. .................... 2,655 1,110,560
Fortune Brands Innovations, Inc. .............. 6,929 485,446
Lennox International, Inc. ................... 1,785 897,141
Masco Corp. ............................ 12,208 853,583
Owens Corning .......................... 4,832 874,930
Trane Technologies PLC .................... 12,614 4,130,581
10,598,416
a
Capital Markets  — 5 .3%
Ameriprise Financial, Inc. ................... 5,583 2,437,594
Bank of New York Mellon Corp. (The) ........... 41,939 2,499,984
BlackRock, Inc.
(b)
......................... 8,273 6,387,004
Carlyle Group, Inc. (The) .................... 13,033 559,898
Cboe Global Markets, Inc. ................... 5,870 1,015,451
Charles Schwab Corp. (The) ................. 83,738 6,136,321
Security Shares Value
a
Capital Markets (continued)
CME Group, Inc., Class A ................... 19,999 $ 4,059,397
FactSet Research Systems, Inc. ............... 2,105 850,967
Franklin Resources, Inc. .................... 16,355 385,978
Intercontinental Exchange, Inc. ............... 31,808 4,259,091
LPL Financial Holdings, Inc. .................. 4,156 1,189,489
MarketAxess Holdings, Inc. .................. 2,096 416,957
Moody's Corp. ........................... 9,127 3,623,328
Morgan Stanley .......................... 68,128 6,665,643
Nasdaq, Inc. ............................ 22,388 1,321,564
Northern Trust Corp. ....................... 11,333 954,692
Raymond James Financial, Inc. ............... 11,040 1,355,160
S&P Global, Inc. ......................... 17,790 7,605,403
State Street Corp. ........................ 16,773 1,267,871
T Rowe Price Group, Inc. ................... 12,375 1,458,146
54,449,938
a
Chemicals  — 2.4%
Air Products and Chemicals, Inc. .............. 12,349 3,293,478
CF Industries Holdings, Inc. .................. 10,428 831,425
International Flavors & Fragrances, Inc. .......... 14,183 1,364,121
Linde PLC ............................. 26,762 11,655,386
Mosaic Co. (The) ......................... 17,995 556,586
PPG Industries, Inc. ....................... 13,074 1,718,054
RPM International, Inc. ..................... 7,099 795,798
Sherwin-Williams Co. (The) .................. 13,420 4,076,996
Westlake Corp. .......................... 2,152 345,525
24,637,369
a
Commercial Services & Supplies  — 1.7%
Cintas Corp. ............................ 5,073 3,439,342
Copart, Inc.
(a)
........................... 48,089 2,551,602
Republic Services, Inc. ..................... 12,248 2,268,207
Rollins, Inc. ............................. 16,198 740,087
Veralto Corp. ............................ 13,695 1,350,053
Waste Connections, Inc., ADR ................ 14,314 2,352,076
Waste Management, Inc. .................... 22,308 4,700,965
17,402,332
a
Communications Equipment  — 0.5%
Arista Networks, Inc.
(a)
..................... 14,762 4,393,909
F5, Inc.
(a)
.............................. 3,278 553,884
Juniper Networks, Inc. ..................... 18,019 642,738
5,590,531
a
Construction & Engineering  — 0.4%
AECOM ............................... 7,580 662,037
EMCOR Group, Inc. ....................... 2,614 1,015,958
Quanta Services, Inc. ...................... 8,132 2,243,944
3,921,939
a
Construction Materials  — 0.7%
CRH PLC, ADR .......................... 38,167 3,120,534
Martin Marietta Materials, Inc. ................ 3,428 1,961,090
Vulcan Materials Co. ...................... 7,344 1,878,375
6,959,999
a
Consumer Finance  — 1.4%
Ally Financial, Inc. ........................ 14,936 582,056
American Express Co. ..................... 31,998 7,679,520
Capital One Financial Corp. .................. 21,225 2,921,197
Discover Financial Services .................. 13,943 1,710,248
Synchrony Financial ....................... 22,600 989,880
13,882,901
a

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Staples Distribution & Retail  — 0.8%
Dollar General Corp. ...................... 12,203 $ 1,670,713
Dollar Tree, Inc.
(a)
......................... 11,448 1,350,292
Target Corp. ............................ 25,647 4,005,035
Walgreens Boots Alliance, Inc. ................ 41,017 665,296
7,691,336
a
Containers & Packaging  — 0.5%
Avery Dennison Corp. ...................... 4,480 1,019,603
Ball Corp. .............................. 17,494 1,214,608
Crown Holdings, Inc. ...................... 6,647 559,611
International Paper Co. ..................... 18,319 826,004
Packaging Corp. of America ................. 4,992 915,982
Westrock Co. ........................... 14,301 767,106
5,302,914
a
Distributors  — 0.2%
Genuine Parts Co. ........................ 7,713 1,111,752
LKQ Corp. ............................. 14,710 632,971
Pool Corp. ............................. 2,136 776,543
2,521,266
a
Diversified REITs  — 0.1%
WP Carey, Inc. .......................... 8,469 688,193
a
Diversified Telecommunication Services  — 0.9%
Verizon Communications, Inc. ................ 233,544 9,610,336
a
Electrical Equipment  — 1.7%
AMETEK, Inc. ........................... 12,844 2,178,086
Eaton Corp. PLC ......................... 22,214 7,393,930
GE Vernova LLC
(a)
........................ 15,225 2,678,077
Hubbell, Inc. ............................ 2,971 1,155,392
Rockwell Automation, Inc. ................... 6,367 1,639,694
Vertiv Holdings Co., Class A ................. 20,157 1,976,797
17,021,976
a
Electronic Equipment, Instruments & Components  — 1.5%
Amphenol Corp., Class A ................... 33,417 4,423,408
CDW Corp. ............................. 7,456 1,667,311
Corning, Inc. ............................ 44,894 1,672,751
Jabil, Inc. .............................. 6,699 796,511
Keysight Technologies, Inc.
(a)
................. 9,685 1,341,179
TE Connectivity Ltd. ....................... 17,167 2,569,900
Teledyne Technologies, Inc.
(a)
................. 2,632 1,044,772
Trimble, Inc.
(a)
........................... 13,681 761,758
Zebra Technologies Corp., Class A
(a)
............ 2,854 891,418
15,169,008
a
Entertainment  — 0.3%
Electronic Arts, Inc. ....................... 14,057 1,867,894
Warner Bros Discovery, Inc., Series A
(a)
.......... 128,786 1,061,197
2,929,091
a
Financial Services  — 5.9%
Apollo Global Management, Inc. ............... 22,063 2,562,838
Fidelity National Information Services, Inc. ........ 32,024 2,429,981
Fiserv, Inc.
(a)(c)
........................... 32,796 4,911,529
Global Payments, Inc. ..................... 14,336 1,460,122
Jack Henry & Associates, Inc. ................ 4,011 660,531
Mastercard, Inc., Class A .................... 46,281 20,690,847
PayPal Holdings, Inc.
(a)
..................... 55,550 3,499,094
Toast, Inc., Class A
(a)
...................... 19,420 470,547
Visa, Inc., Class A ........................ 87,856 23,937,246
60,622,735
a
Security Shares Value
a
Food Products  — 0.7%
Campbell Soup Co. ....................... 10,647 $ 472,514
Conagra Brands, Inc. ...................... 26,649 796,272
General Mills, Inc. ........................ 31,382 2,157,512
Hormel Foods Corp. ....................... 16,835 521,548
J M Smucker Co. (The) ..................... 5,843 652,313
Kellanova .............................. 15,241 919,642
Lamb Weston Holdings, Inc. ................. 8,049 710,646
McCormick & Co., Inc., NVS ................. 13,972 1,009,058
7,239,505
a
Ground Transportation  — 0.3%
JB Hunt Transport Services, Inc. .............. 4,606 740,415
Knight-Swift Transportation Holdings, Inc., Class A .. 8,889 428,894
Old Dominion Freight Line, Inc. ............... 10,854 1,902,164
U-Haul Holding Co., Series N, NVS ............. 5,346 324,983
3,396,456
a
Health Care Equipment & Supplies  — 2.4%
Align Technology, Inc.
(a)
..................... 4,007 1,030,641
Cooper Cos., Inc. The
(a)
.................... 10,998 1,037,221
Dexcom, Inc.
(a)
.......................... 21,423 2,544,410
Edwards Lifesciences Corp.
(a)
................ 33,487 2,909,685
GE HealthCare Technologies, Inc. ............. 24,030 1,874,340
Hologic, Inc.
(a)(c)
.......................... 13,039 962,017
IDEXX Laboratories, Inc.
(a)
................... 4,616 2,293,921
Insulet Corp.
(a)
........................... 3,896 690,332
ResMed, Inc. ........................... 8,171 1,685,923
Solventum Corp.
(a)
........................ 8,155 483,918
STERIS PLC ............................ 5,489 1,223,388
Stryker Corp. ........................... 19,011 6,484,462
Teleflex, Inc. ............................ 2,593 542,119
Zimmer Biomet Holdings, Inc. ................ 11,392 1,311,789
25,074,166
a
Health Care Providers & Services  — 1.6%
DaVita, Inc.
(a)
............................ 2,980 438,418
Elevance Health, Inc. ...................... 12,925 6,959,854
HCA Healthcare, Inc. ...................... 11,019 3,743,705
Henry Schein, Inc.
(a)
....................... 7,155 496,128
Humana, Inc. ........................... 6,696 2,397,972
Molina Healthcare, Inc.
(a)
.................... 3,254 1,023,643
Quest Diagnostics, Inc. ..................... 6,195 879,504
15,939,224
a
Health Care REITs  — 0.6%
Alexandria Real Estate Equities, Inc. ............ 8,747 1,040,893
Healthpeak Properties, Inc. .................. 39,493 785,911
Ventas, Inc. ............................ 22,358 1,123,713
Welltower, Inc. ........................... 31,601 3,276,075
6,226,592
a
Health Care Technology  — 0.1%
Veeva Systems, Inc., Class A
(a)
............... 8,513 1,483,390
a
Hotel & Resort REITs  — 0.1%
Host Hotels & Resorts, Inc. .................. 38,795 695,982
a
Hotels, Restaurants & Leisure  — 1.8%
Booking Holdings, Inc. ..................... 1,898 7,167,512
Darden Restaurants, Inc. ................... 6,630 997,086
Domino's Pizza, Inc. ....................... 1,933 983,085
DoorDash, Inc., Class A
(a)
................... 15,697 1,728,397
Hilton Worldwide Holdings, Inc. ............... 13,963 2,800,978
Hyatt Hotels Corp., Class A .................. 2,509 370,002
Royal Caribbean Cruises Ltd.
(a)
............... 13,544 2,000,178

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. ........................ 15,628 $ 2,147,756
18,194,994
a
Household Durables  — 0.6%
DR Horton, Inc. .......................... 16,550 2,446,090
Garmin Ltd. ............................. 8,522 1,396,330
NVR, Inc.
(a)
............................. 178 1,367,170
PulteGroup, Inc. ......................... 11,783 1,382,381
6,591,971
a
Household Products  — 0.2%
Church & Dwight Co., Inc. ................... 13,558 1,450,842
Clorox Co. (The) ......................... 6,890 906,448
2,357,290
a
Industrial REITs  — 0.6%
Prologis, Inc. ............................ 51,386 5,677,639
a
Insurance  — 4.4%
Aflac, Inc. .............................. 30,365 2,728,902
American International Group, Inc. ............. 37,442 2,951,178
Aon PLC, Class A ........................ 11,037 3,108,461
Arch Capital Group Ltd.
(a)
................... 20,839 2,138,707
Arthur J Gallagher & Co. .................... 12,043 3,050,853
Assurant, Inc. ........................... 2,898 502,716
Brown & Brown, Inc. ....................... 13,427 1,201,851
Chubb Ltd. ............................. 22,552 6,107,533
Everest Group Ltd. ........................ 2,406 940,578
Hartford Financial Services Group, Inc. (The) ...... 16,518 1,708,787
Marsh & McLennan Companies, Inc. ............ 27,311 5,669,217
Principal Financial Group, Inc. ................ 13,118 1,076,201
Progressive Corp. (The) .................... 32,534 6,870,530
Prudential Financial, Inc. .................... 19,953 2,401,343
Travelers Companies, Inc. (The) ............... 12,720 2,743,704
Willis Towers Watson PLC ................... 5,702 1,455,664
44,656,225
a
IT Services  — 1.1%
Akamai Technologies, Inc.
(a)
.................. 8,417 776,384
Cognizant Technology Solutions Corp., Class A ..... 27,709 1,832,950
EPAM Systems, Inc.
(a)
...................... 3,205 570,266
Gartner, Inc.
(a)
........................... 4,324 1,814,653
GoDaddy, Inc., Class A
(a)
.................... 7,519 1,049,878
MongoDB, Inc., Class A
(a)(c)
.................. 4,041 953,919
Okta, Inc., Class A
(a)
....................... 8,894 788,720
Snowflake, Inc., Class A
(a)
................... 16,708 2,275,295
Twilio, Inc., Class A
(a)
...................... 9,644 553,566
VeriSign, Inc.
(a)
.......................... 5,104 889,729
11,505,360
a
Life Sciences Tools & Services  — 2.2%
Agilent Technologies, Inc. ................... 16,279 2,122,944
Avantor, Inc.
(a)
........................... 37,728 908,490
Bio-Rad Laboratories, Inc., Class A
(a)
............ 1,106 317,267
Bio-Techne Corp. ......................... 8,696 671,244
Charles River Laboratories International, Inc.
(a)
..... 2,865 597,181
Danaher Corp. .......................... 39,080 10,035,744
Illumina, Inc.
(a)
........................... 8,831 920,897
IQVIA Holdings, Inc.
(a)
...................... 10,121 2,217,410
Mettler-Toledo International, Inc.
(a)
............. 1,188 1,668,059
Repligen Corp.
(a)
......................... 2,907 433,405
Revvity, Inc. ............................ 6,884 752,146
Waters Corp.
(a)(c)
......................... 3,279 1,012,883
West Pharmaceutical Services, Inc. ............ 4,098 1,358,118
23,015,788
a
Security Shares Value
a
Machinery  — 3.3%
CNH Industrial N.V. ....................... 48,425 $ 511,368
Cummins, Inc. ........................... 7,597 2,140,303
Deere & Co. ............................ 14,684 5,502,976
Dover Corp. ............................ 7,631 1,402,730
Fortive Corp. ............................ 19,454 1,448,156
IDEX Corp. ............................. 4,196 875,453
Illinois Tool Works, Inc. ..................... 16,602 4,030,135
Ingersoll Rand, Inc. ....................... 22,372 2,081,715
Nordson Corp. ........................... 3,036 712,610
Otis Worldwide Corp. ...................... 22,624 2,244,301
PACCAR, Inc. ........................... 29,108 3,129,110
Parker-Hannifin Corp. ...................... 7,133 3,791,332
Pentair PLC ............................ 9,224 750,649
Snap-on, Inc. ........................... 2,926 798,388
Stanley Black & Decker, Inc. ................. 8,569 746,960
Toro Co. (The) ........................... 5,725 459,088
Westinghouse Air Brake Technologies Corp. ....... 9,863 1,669,115
Xylem, Inc. ............................. 13,430 1,893,899
34,188,288
a
Media  — 1.2%
Charter Communications, Inc., Class A
(a)(c)
........ 5,213 1,496,757
Comcast Corp., Class A .................... 220,169 8,813,365
Interpublic Group of Companies, Inc. (The) ....... 21,059 660,621
Omnicom Group, Inc. ...................... 10,889 1,012,241
Sirius XM Holdings, Inc. .................... 10,451 29,472
12,012,456
a
Metals & Mining  — 0.5%
Cleveland-Cliffs, Inc.
(a)
..................... 27,769 479,848
Newmont Corp. .......................... 64,036 2,685,670
Reliance, Inc. ........................... 3,199 962,195
Steel Dynamics, Inc. ....................... 8,346 1,117,279
5,244,992
a
Mortgage REITs  — 0.1%
Annaly Capital Management, Inc. .............. 27,521 542,164
a
Office REITs  — 0.0%
Boston Properties, Inc. ..................... 8,200 497,494
a
Personal Care Products  — 0.4%
Estee Lauder Companies, Inc. (The), Class A ...... 12,939 1,596,155
Kenvue, Inc. ............................ 106,354 2,052,632
3,648,787
a
Pharmaceuticals  — 0.5%
Catalent, Inc.
(a)
.......................... 10,132 545,000
Royalty Pharma PLC, Class A ................ 20,887 572,513
Zoetis, Inc., Class A ....................... 25,434 4,312,589
5,430,102
a
Professional Services  — 1.4%
Automatic Data Processing, Inc. ............... 22,819 5,588,830
Booz Allen Hamilton Holding Corp., Class A ....... 7,178 1,092,563
Broadridge Financial Solutions, Inc. ............ 6,567 1,318,457
Dayforce, Inc.
(a)(c)
......................... 8,160 403,594
Paychex, Inc. ........................... 17,996 2,162,399
Paycom Software, Inc. ..................... 2,857 415,179
Paylocity Holding Corp.
(a)
................... 2,472 351,444
TransUnion ............................. 10,788 775,873
Verisk Analytics, Inc. ....................... 7,930 2,004,545
14,112,884
a

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Real Estate Management & Development  — 0.1%
CBRE Group, Inc., Class A
(a)
................. 16,990 $ 1,496,309
a
Residential REITs  — 0.5%
American Homes 4 Rent, Class A .............. 18,273 658,559
AvalonBay Communities, Inc. ................ 7,860 1,514,465
Camden Property Trust ..................... 5,979 613,744
Invitation Homes, Inc. ...................... 33,994 1,182,651
Mid-America Apartment Communities, Inc. ........ 6,496 868,580
4,837,999
a
Retail REITs  — 0.4%
Kimco Realty Corp. ....................... 37,651 728,923
Regency Centers Corp. .................... 9,815 602,641
Simon Property Group, Inc. .................. 18,103 2,739,165
4,070,729
a
Semiconductors & Semiconductor Equipment  — 28.0%
Advanced Micro Devices, Inc.
(a)
............... 89,775 14,983,447
Analog Devices, Inc. ....................... 27,547 6,459,496
Applied Materials, Inc. ..................... 46,156 9,927,232
Broadcom, Inc. .......................... 24,456 32,491,019
Enphase Energy, Inc.
(a)
..................... 7,524 962,320
Entegris, Inc. ............................ 8,373 1,057,929
First Solar, Inc.
(a) (c)
........................ 5,666 1,539,792
Intel Corp. ............................. 236,466 7,294,976
KLA Corp. .............................. 7,507 5,701,792
Lam Research Corp. ...................... 7,278 6,786,298
Lattice Semiconductor Corp.
(a)
................ 7,600 564,224
Marvell Technology, Inc. .................... 48,106 3,310,174
Microchip Technology, Inc. ................... 30,018 2,918,650
Micron Technology, Inc. ..................... 61,513 7,689,125
Monolithic Power Systems, Inc. ............... 2,703 1,988,408
NVIDIA Corp. ........................... 138,873 152,250,636
NXP Semiconductors NV ................... 14,212 3,867,085
ON Semiconductor Corp.
(a)
.................. 23,844 1,741,566
Qorvo, Inc.
(a)
............................ 5,360 527,370
QUALCOMM, Inc. ........................ 61,993 12,649,672
Skyworks Solutions, Inc. .................... 8,903 824,952
Teradyne, Inc. ........................... 8,498 1,197,708
Texas Instruments, Inc. ..................... 50,553 9,858,341
286,592,212
a
Software  — 7.2%
Adobe, Inc.
(a)
............................ 24,886 11,068,297
ANSYS, Inc.
(a)
........................... 4,851 1,539,950
Aspen Technology, Inc.
(a)
.................... 1,604 337,883
Atlassian Corp., Class A
(a)
................... 8,741 1,371,113
Autodesk, Inc.
(a)
.......................... 11,865 2,391,984
Bentley Systems, Inc., Class B ................ 8,811 442,665
Cadence Design Systems, Inc.
(a)
.............. 15,143 4,335,592
Confluent, Inc., Class A
(a)(c)
.................. 11,286 293,097
Crowdstrike Holdings, Inc., Class A
(a)
............ 12,742 3,996,783
Datadog, Inc., Class A
(a)
.................... 15,295 1,685,203
DocuSign, Inc.
(a)
......................... 11,411 624,638
Dynatrace, Inc.
(a)
......................... 14,798 676,713
Fair Isaac Corp.
(a)
......................... 1,383 1,783,973
Fortinet, Inc.
(a)
........................... 36,041 2,137,952
Gen Digital, Inc. .......................... 31,725 787,732
HubSpot, Inc.
(a)
.......................... 2,674 1,633,948
Intuit, Inc. .............................. 15,553 8,965,371
Manhattan Associates, Inc.
(a)
................. 3,436 754,339
MicroStrategy, Inc., Class A
(a)
................. 875 1,333,929
Palo Alto Networks, Inc.
(a)(c)
.................. 17,948 5,293,045
PTC, Inc.
(a)
............................. 6,621 1,166,885
Roper Technologies, Inc. .................... 5,945 3,167,258
Security Shares Value
a
Software (continued)
Samsara, Inc., Class A
(a)
.................... 11,255 $ 381,882
ServiceNow, Inc.
(a)
........................ 11,388 7,481,119
Synopsys, Inc.
(a)
......................... 8,474 4,752,219
Tyler Technologies, Inc.
(a)
................... 2,337 1,122,601
UiPath, Inc., Class A
(a)
..................... 24,325 298,225
Unity Software, Inc.
(a)(c)
..................... 15,007 274,178
Workday, Inc., Class A
(a)
.................... 11,721 2,478,406
Zscaler, Inc.
(a)
........................... 4,995 848,950
73,425,930
a
Specialized REITs  — 1.9%
American Tower Corp. ..................... 25,939 5,077,300
Crown Castle, Inc. ........................ 24,137 2,474,042
Digital Realty Trust, Inc. .................... 17,348 2,521,358
Equinix, Inc. ............................ 5,272 4,022,431
Iron Mountain, Inc. ........................ 16,281 1,313,714
Public Storage ........................... 8,784 2,405,323
SBA Communications Corp., Class A ............ 6,005 1,181,063
18,995,231
a
Specialty Retail  — 4.5%
AutoZone, Inc.
(a)
......................... 961 2,661,912
Bath & Body Works, Inc. .................... 11,808 613,307
Best Buy Co., Inc. ........................ 10,795 915,632
CarMax, Inc.
(a)(c)
.......................... 8,684 610,138
Home Depot, Inc. (The) .................... 55,050 18,434,593
Lowe's Companies, Inc. .................... 31,805 7,038,128
O'Reilly Automotive, Inc.
(a)
................... 3,279 3,158,530
Ross Stores, Inc. ......................... 18,589 2,597,999
TJX Companies, Inc. (The) .................. 62,944 6,489,526
Tractor Supply Co. ........................ 5,982 1,706,605
Ulta Beauty, Inc.
(a)
........................ 2,674 1,056,471
Williams-Sonoma, Inc. ..................... 3,376 989,911
46,272,752
a
Technology Hardware, Storage & Peripherals  — 0.6%
Hewlett Packard Enterprise Co. ............... 72,214 1,274,577
NetApp, Inc. ............................ 11,464 1,380,610
Pure Storage, Inc., Class A
(a)
................. 17,146 1,033,732
Seagate Technology Holdings PLC ............. 11,031 1,028,531
Western Digital Corp.
(a)
..................... 18,118 1,364,104
6,081,554
a
Textiles, Apparel & Luxury Goods  — 0.3%
Deckers Outdoor Corp.
(a)
.................... 1,426 1,559,930
Lululemon Athletica, Inc.
(a)
................... 6,385 1,992,056
3,551,986
a
Trading Companies & Distributors  — 1.0%
Fastenal Co. ............................ 31,805 2,098,494
Ferguson PLC ........................... 11,248 2,314,164
United Rentals, Inc. ....................... 3,737 2,501,585
Watsco, Inc. ............................ 1,885 895,186
WW Grainger, Inc. ........................ 2,457 2,264,027
10,073,456
a
Water Utilities  — 0.1%
American Water Works Co., Inc. ............... 10,822 1,415,193
a
Total Long-Term Investments — 99.8%
(Cost: $852,123,559) ................................ 1,021,979,078

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(b)(d)(e)
..................... 11,892,486 $ 11,896,054
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(b)(d)
............................ 1,849,699 1,849,699
a
Total Short-Term Securities — 1.3%
(Cost: $13,745,135) ................................. 13,745,753
Total Investments — 101.1%
(Cost: $865,868,694) ................................ 1,035,724,831
Liabilities in Excess of Other Assets — (1.1)% ............... (11,518,830)
Net Assets — 100.0% ................................. $ 1,024,206,001
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
  Shares Held
at 05/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 14,467,489  $ —  $ (2,572,810)
(a)
$ 2,438  $ (1,063) $ 11,896,054  11,892,486  $ 54,295
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,047,206  802,493
(a)
—  —  —  1,849,699  1,849,699  57,880  —
BlackRock, Inc. .. 4,082,047  2,020,162  (106,718) 17,609  373,904  6,387,004  8,273  99,957  —
$ 20,047  $ 372,841
$ 20,132,757
$ 212,132  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 7 06/21/24 $ 1,853 $ 14,194
E-Mini Technology Select Sector Index ....................................................... 2 06/21/24 424 1,564
$ 15,758

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Advanced MSCI USA ETF

Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,021,979,078  $ —  $ —  $ 1,021,979,078
Short-Term Securities
Money Market Funds ...................................... 13,745,753  —  —  13,745,753
$ 1,035,724,831  $ —  $ —  $ 1,035,724,831
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 15,758  $ —  $ —  $ 15,758
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)